EATON VANCE MUTUAL FUNDS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054

                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated March 1, 2000 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 55 ("Amendment No. 55") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 55 was filed electronically with the Commission (Accession No. 0000950156-00-000119) on February 25, 2000.

                        Eaton Vance Strategic Income Fund
                  Eaton Vance Tax-Managed Emerging Growth Fund
                Eaton Vance Tax-Managed International Growth Fund

                                EATON VANCE MUTUAL FUNDS TRUST

                                By:     /s/ Eric G. Woodbury
                                        ------------------------------
                                        Eric G. Woodbury, Esq.
                                        Assistant Secretary

Dated:  March 15, 2000